UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        01/29/2004


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           51

Form 13F Information Table Value Total: $         189,998



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T CORP WIRELESS GROUP       COM              00209A106     5818   728200 SH       SOLE                   710200             18000
BEA SYSTEMS INC                COM              073325102     4836   393200 SH       SOLE                   393200
BIG LOTS INC.                  COM              089302103      710    50000 SH       SOLE                    50000
BIOGEN IDEC INC.               COM              09062X103     2599    70815 SH       SOLE                    70815
BRISTOL MYERS- SQUIBB          COM              110122108     6758   236300 SH       SOLE                   236300
CALPINE CORP                   COM              131347106     5893  1225200 SH       SOLE                  1200200             25000
CAMPBELL SOUP CO               COM              134429109     1072    40000 SH       SOLE                    40000
CHESAPEAKE ENERGY CORPORATION  COM              165167107     2321   170900 SH       SOLE                   162000              8900
CISCO SYSTEMS                  COM              17275R102     1405    58000 SH       SOLE                    58000
COCA COLA CO COM               COM              191216100     2197    43300 SH       SOLE                    43300
CREE RESEARCH INC              COM              225447101      566    32000 SH       SOLE                    32000
DEL MONTE FOODS                COM              24522P103      900    86500 SH       SOLE                    75500             11000
DELPHI AUTOMOTIVE SYSTEMS CORP COM              247126105     1747   171100 SH       SOLE                   161100             10000
EARTHLINK INC                  COM              270321102     7169   716900 SH       SOLE                   716900
EMC CORP                       COM              268648102     1822   141000 SH       SOLE                   141000
GENERAL ELECTRIC CORP.         COM              369604103     6782   218900 SH       SOLE                   218900
GOODYEAR TIRE & RUBR COM       COM              382550101      157    20000 SH       SOLE                                      20000
HEINZ H J CO COM               COM              423074103     2852    78300 SH       SOLE                    78300
HEWLETT PACKARD                COM              428236103     6565   285800 SH       SOLE                   285800
HUGHES ELECTRONICS CORP        COM              444418107     4538   274213 SH       SOLE                   274213
INTEL CORP.                    COM              458140100     6391   199400 SH       SOLE                   199400
INTERPUBLIC GROUP COS COM      COM              460690100     2622   168100 SH       SOLE                   168100
KING PHARMACEUTICALS           COM              495582108      725    47500 SH       SOLE                    47500
Kinross Gold Corp.             COM              496902206      112    14000 SH       SOLE                                      14000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       74    13000 SH       SOLE                                      13000
LIBERTY MEDIA CORP-A           COM              530718105     1248   105000 SH       SOLE                   105000
LSI LOGIC                      COM              502161102     1242   140000 SH       SOLE                   140000
LUCENT TECHNOLOGIES INC        COM              549463107     5759  2027800 SH       SOLE                  1967800             60000
MCKESSON HBOC Inc              COM              58155Q103     7831   243500 SH       SOLE                   243500
MERCK & CO INC COM             COM              589331107     5392   116700 SH       SOLE                   116700
MICRON TECHNOLOGY              COM              595112103     5232   388400 SH       SOLE                   381900              6500
MICROSOFT CORP COM             COM              594918104     6416   234400 SH       SOLE                   234400
MOTOROLA INC COM               COM              620076109     7165   511800 SH       SOLE                   511800
NATIONAL-OILWELL INC.          COM              637071101     1988    88900 SH       SOLE                    88900
ORACLE SYSTEMS CORP            COM              68389X105     3072   232200 SH       SOLE                   222200             10000
PFIZER INC                     COM              717081103     6303   178400 SH       SOLE                   178400
QUALCOMM INC                   COM              747525103     5215    96700 SH       SOLE                    95200              1500
QWEST COMMUN INTL              COM              749121109     3726   862400 SH       SOLE                   849400             13000
RED HAT INC                    COM              756577102     4942   263319 SH       SOLE                   251319             12000
RITE AID CORP.                 COM              767754104     6260  1036400 SH       SOLE                  1016400             20000
SARA LEE CORP                  COM              803111103      868    40000 SH       SOLE                    40000
SCHERING PLOUGH CORP           COM              806605101     4511   259400 SH       SOLE                   254400              5000
SOLECTRON CORP COM             COM              834182107     3444   582700 SH       SOLE                   562700             20000
SPRINT PCS GROUP               COM              852061506     3720   661900 SH       SOLE                   636900             25000
SUN MICROSYSTEMS               COM              866810104     6253  1398800 SH       SOLE                  1358800             40000
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     5703   197900 SH       SOLE                   197900
TEXAS INSTRUMENTS              COM              882508104     4043   137600 SH       SOLE                   137600
TIME WARNER INC.               COM              887317105     4087   227200 SH       SOLE                   221000              6200
WAL MART STORES INC            COM              931142103     1729    32600 SH       SOLE                    32600
WEBMD CORP                     COM              94769M105     6289   699600 SH       SOLE                   689600             10000
NEWS CORP LTD - ADR PREFERRED                   652487802      928    30670 SH       SOLE                    30670